Average Annual Total Returns{- Fidelity Asset Manager 85%} - 09.30 Fidelity Asset Manager Funds AMCIZ Combo PRO-16 - Fidelity Asset Manager 85%	Fidelity Advisor Asset Manager 85%: Class A Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 85%: Class A Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 85%: Class A Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 85%: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Asset Manager 85%: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Asset Manager 85%: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Asset Manager 85%: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Asset Manager 85%: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Asset Manager 85%: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Asset Manager 85%: Class M Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 85%: Class M Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 85%: Class M Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 85%: Class C Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 85%: Class C Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 85%: Class C Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 85%: Class I Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 85%: Class I Return Before Taxes Past 5 years	Fidelity Advisor Asset Manager 85%: Class I Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 85%: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Asset Manager 85%: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Asset Manager 85%: Class Z Return Before Taxes Since Inception		Fidelity Advisor Asset Manager 85%: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0253 Past 1 year	F0253 Past 5 years	F0253 Past 10 years
Total	12.14%	10.77%	8.96%	11.67%	9.90%	8.01%	7.50%	8.37%	7.04%	14.50%	10.99%	8.91%	17.07%	11.25%	8.78%	19.26%	12.39%	9.91%	19.44%		12.56%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	16.70%	12.32%	10.51%

[1]	(a)Since inception October 2, 2018.